SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Information	Supplemental cash flow information was as follows:

Years Ended December 31,	2016	2015	2014
Interest paid	$3,362	$4,993	$4,393
Income taxes net of refunds	$99,006	$103,261	$82,850